Research and development expenses	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Research and development expenses

3. Research and development expenses

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Clinical expenses	(15,065,644)	(7,629,432)	(22,387,056)	(12,497,879)
Personnel expenses (Note 5)	(6,450,500)	(4,544,244)	(11,630,976)	(8,761,944)
Manufacturing costs	(1,572,017)	(736,427)	(4,135,971)	(2,643,513)
Nonclinical expenses	130,020	(1,667,811)	(1,705,446)	(4,419,009)
License costs	—	—	(1,500,000)	—
Intellectual Property costs	(109,793)	(104,021)	(221,501)	(104,021)
	(23,067,934)	(14,681,935)	(41,580,950)	(28,426,366)

Research and development expenses are currently not capitalized but are recorded in the unaudited condensed consolidated statements of profit or loss and other comprehensive loss because the recognition criteria for capitalization are not met.

Clinical expenses include costs of conducting and managing our sponsored clinical trials, including clinical investigator cost, costs of clinical sites, and costs for CRO’s assisting with our clinical development programs.

Nonclinical expenses include costs of our outsourced discovery, preclinical and nonclinical development studies.

Manufacturing expenses include costs related to manufacturing of active pharmaceutical ingredients and manufacturing of the products used in our clinical trials and research and development activities.